RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 576	$ 293
ICC [Member]
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 185	$ 71